Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

February 6, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust, on behalf of its series Legg Mason Partners Global High Yield Bond Fund and Legg Mason Partners Global Income Fund (File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 124 to the registration statement of the Trust (the “Amendment”) relating to Legg Mason Partners Global High Yield Bond Fund and Legg Mason Partners Global Income Fund (the “Funds”), each a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the appointment of additional subadvisers for the Funds. In addition, the Amendment is undergoing an annual update and reflects a new form of prospectus that is being implemented across the fund complex. The Amendment is to be effective on the 60th day after the filing hereof.

As disclosed in a supplement to the prospectus and statement of additional information to Legg Mason Partners Global Income Fund, filed the Securities and Exchange Commission on January 16, 2009, the fund is expected to cease operations on or about March 13, 2009, prior to the effective date of this Amendment.

Please call Barry Hurwitz at (617) 951-8267 or the undersigned at (617) 951-8029 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Michelle R. Cirillo
Michelle R. Cirillo